Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments	Future minimum lease payments as of December 31, 2017 are as follows (in thousands):

Year
2018	$978
2019	985
2020	924
$2,887